BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
(11)	BORROWINGS

(a)	Current

	December 31, 2010	December 31, 2011
Bank borrowings – secured	427,806	427,618
Bank borrowings – unsecured	767,813	1,260,765
Current installments of long-term bank borrowings (Note (b))	305,969	343,640

	1,501,588	2,032,023

The short-term borrowings outstanding as of December 31, 2011 carry a weighted average interest rate of 6.236% (2010: 4.270%) and have maturity terms ranging from a month to twelve months and interest rates ranging from 3.081% to 10.500% (2010: 0.284% to 6.116%).

Included in short term borrowings at December 31, 2011 is US$98,997 payable to Agricultural Bank of China. These borrowings together with long term borrowings obtained from the same banker with an outstanding balance of US$62,213 (Note (b)) are secured by JXLDK’s inventories, LDKPV’s plant and machinery and LDKXYC’s plant and machinery and land use rights with carrying amounts of US$247,522, US$157,945, US$39,379 and US$28,059 as of December 31, 2011, and among which US$114,904 is guaranteed by the Company’s shareholder, Mr. Peng. The rest of the Group’s secured short term borrowings of US$328,621 are secured by pledged bank deposit of US$201,021 and certain of the Group’s bills receivable, plant and machinery with the carrying amounts of US$50,431 and US$106,592, as of December 31, 2011 respectively.

Outstanding borrowings totaling US$15,871 (2010: US$ nil) borrowed by LDKHF from Bank of Communication contain a financial covenant. The covenant specifies that if LDKHF’s debt to asset ratio exceeds 80% or the net profit to revenue ratio is below 2%, which is calculated based on its financial statements prepared under generally accepted accounting policies in the People’s Republic of China (“PRC GAAP”), Bank of Communication may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, LDKHF’s debt to asset ratio was 80.2% and the net profit to revenue ratio was negative 10.2%. LDKHF has obtained a waiver letter dated May 15, 2012 from Bank of Communication confirming that it will not require LDK HF to repay the outstanding borrowings prior to maturity date or provide additional pledge or collateral as a result of the breach of above financial covenants.

In addition, outstanding borrowings totaling US$2,185 (2010: US$ nil) borrowed by LDKHF from Agricultural Bank of China contain a financial covenant. The covenant specifies that if LDKHF’s debt to asset ratio exceeds 75%, which is calculated based on its financial statements prepared under PRC GAAP, Agricultural Bank of China may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, LDKHF’s debt to asset ratio was 80.2%. As a result, Agricultural Bank of China has the right to accelerate the borrowings in accordance with the borrowing agreements, but to date, LDKHF has not received any notice of event of default or any threat to accelerate the stated maturity of such borrowings.

In addition, outstanding long-term borrowings with an original maturity date beyond December 31, 2012, totaling US$25,000 (2010: US$ nil) borrowed by JXLDK from China Development Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, JXLDK’s debt to asset ratio was 80% and the current ratio was 0.83. The Company reclassified these borrowing to short-term borrowings as of December 31, 2011.

As of December 31, 2011, the Group has total revolving credit of US$4,153,881 (2010: US$2,912,011) and unused credit of US$1,650,126 (2010: US$1,150,268) which it can draw upon.

(b)	Long-term

	December 31, 2010	December 31, 2011
Secured loan from China Construction Bank	54,660	142,837
Secured loan from China Development Bank	150,498	205,380
Secured loan from Bank of China	60,398	31,742
Secured loan from Agricultural Bank of China	60,398	62,213
Secured loan from Bank of Communications	30,199	0
Secured loan from Import-Export Bank of China	12,080	50,786
Unsecured loan from China Merchant Bank	45,299	23,806
Unsecured loan from Rural Credit Cooperatives Bank	10,570	0
Unsecured loan from China Minsheng Banking Corp. Ltd.	0	7,935
Unsecured loan from Huarong International Trusts Co., Ltd.	75,498	79,354
Unsecured loan from China Construction Bank	87,578	0
Unsecured loan from Bank of China	30,199	31,741
Unsecured loan from China Development Bank	30,000	180,422
Unsecured loan from the committee of local development districts	28,609	158,707
Unsecured loan from Xinyu Chengdong Construction Investment Co., Ltd.	7,984	8,391
Unsecured loan from Huishang Bank	75,498	79,354
Unsecured loan from Shanghai Pudong Development Bank	150,996	158,707
Unsecured loan from Import-Export Bank of China	0	12,697

	910,464	1,234,072
Less: current installments	(305,969)	(343,640)

	604,495	890,432

The long-term borrowings outstanding as of December 31, 2011 bear interest at a rate per annum equal to a variable interest rate that is repriced either (a) annually with reference to the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”), or (b) semi-annually or quarterly with reference to the prevailing six-month US LIBOR rate. The average effective interest rates for the years ended December 31, 2011 and 2010 were 6.5267% and 6.0317% respectively.

Except for the aforementioned (Note (a)) long-term borrowings payable to Agriculture Bank of China which is secured by JXLDK’s inventories and LDKPV’s plant and machinery, the remaining secured long-term loans totaling US$287,908 are secured by the Groups’ land use rights, building and plant, and machinery with carrying amount of US$63,091, US$28,356 and US$402,072 as of December 31, 2011 respectively, among which US$141,897 is guaranteed by the Company’s shareholders, Mr. Peng and Ms. Zhou.

Outstanding long-term borrowings with an original maturity date beyond December 31, 2012, totaling US$142,837 (2010: US$ nil) borrowed by JXLDK from China Construction Bank contain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2011, JXLDK’s debt to asset ratio was 80% and the current ratio was 0.83. JXLDK has obtained a waiver letter dated May 15, 2012 from China Construction Bank, in which China Construction Bank agrees not to require JXLDK to repay the outstanding long-term borrowings prior to maturity date or provide additional pledge or collateral as a result of the breach of the financial covenants up to a period till January 1, 2013.

Our long-term borrowings contain subjective acceleration provisions that may be triggered by material deterioration of our financial condition. We have obtained waiver letters from all the banks, except for Agricultural Bank of China, that the banks confirm we are not in breach of any provisions contained in the borrowing agreements.

Future principal repayments on the long-term bank borrowing are as follows:

2012	343,640
2013	641,240
2014	249,192

1,234,072